Fair Value Measurements - Schedule of Fair value on Recurring Basic (Details) (10Q) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Significant Unobservable Inputs (Level 3) [Member]
Total contingent consideration liability	$ 503	$ 499
Fair Value, Measurements, Recurring [Member]
Total contingent consideration liability	503	499
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Total contingent consideration liability
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Total contingent consideration liability
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Total contingent consideration liability	$ 503	$ 499